Financial instruments - Unobservable Inputs (Details) $ in Millions	Dec. 31, 2023 USD ($) Rate
Consideration payable on acquisition | Recurring fair value measurement | Bottom of range | Discount rate Projected fundraising activity | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.115
Consideration payable on acquisition | Recurring fair value measurement | Top of range | Discount rate Projected fundraising activity | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.137
Consideration payable on acquisition | Sensitivity, Basis Points | Discount rate Probability adjusted net revenue and net income | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0050
Consideration payable on acquisition | Sensitivity, Basis Points | Discount rate Projected fundraising activity | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0100
Long-term investments | Recurring fair value measurement | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 0.8
Long-term investments | Recurring fair value measurement | KMP Growth II | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 0.9
Long-term investments | Recurring fair value measurement | Bottom of range | Discount rate Expected cash flows | Discounted cash flow | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.171
Long-term investments | Recurring fair value measurement | Bottom of range | Discount rate Expected cash flows | Discounted cash flow | KMP Growth II
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.180
Long-term investments | Recurring fair value measurement | Top of range | Discount rate Expected cash flows | Discounted cash flow | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.182
Long-term investments | Recurring fair value measurement | Top of range | Discount rate Expected cash flows | Discounted cash flow | KMP Growth II
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.192
Long-term investments | Sensitivity, Basis Points | Discount rate Expected cash flows | Discounted cash flow | Patria Growth Capital Fund I Fundo de Investimento em Participações Multiestratégia - Startse
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0050
Long-term investments | Sensitivity, Basis Points | Discount rate Expected cash flows | Discounted cash flow | KMP Growth II
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.0100
Derivative financial instruments | Recurring fair value measurement | Projected AUM at option exercise date | Monte Carlo simulation | KMP Growth II
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.50
Derivative financial instruments | Recurring fair value measurement | Bottom of range | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 1.4
Derivative financial instruments | Recurring fair value measurement | Top of range | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 2.9
Derivative financial instruments | Sensitivity, Volatility | Projected AUM at option exercise date | Monte Carlo simulation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.3449
Moneda | Consideration payable on acquisition | Recurring fair value measurement | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 0.0
Moneda | Consideration payable on acquisition | Recurring fair value measurement | Bottom of range | Discount rate Probability adjusted net revenue and net income | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.139
Moneda | Consideration payable on acquisition | Recurring fair value measurement | Top of range | Discount rate Probability adjusted net revenue and net income | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.168
VBI | Consideration payable on acquisition | Recurring fair value measurement | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 0.2
VBI | Consideration payable on acquisition | Recurring fair value measurement | Bottom of range | Discount rate Projected AUM | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.01
VBI | Consideration payable on acquisition | Recurring fair value measurement | Bottom of range | Discount Rate | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.117
VBI | Consideration payable on acquisition | Recurring fair value measurement | Top of range | Discount rate Projected AUM | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.26
VBI | Consideration payable on acquisition | Recurring fair value measurement | Top of range | Discount Rate | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.137
VBI | Consideration payable on acquisition | Sensitivity, Less Growth | Discount rate Projected AUM | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Unobservable Inputs	0.10
Kamaroopin | Consideration payable on acquisition | Recurring fair value measurement | 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial impact | $	$ 0.2